Component of Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Pre-tax amount
Equity transaction with noncontrolling interests and other			¥ (10,874)
Foreign currency translation adjustments	4,756	447,302	(95,677)	(294,279)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	5,499	517,169	164,872	(31,899)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	481	45,253	50,332	(6,358)
Pension liability adjustments	321	30,232	(111,722)	26,681
Other comprehensive income (loss)	11,057	1,039,956	(3,069)	(305,855)
Tax amount
Equity transaction with noncontrolling interests and other			4,371
Foreign currency translation adjustments	(134)	(12,664)	7,948	6,666
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(1,870)	(175,839)	(65,642)	9,643
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(192)	(18,076)	(20,234)	2,556
Pension liability adjustments	(113)	(10,667)	42,514	(10,896)
Other comprehensive income (loss)	(2,309)	(217,246)	(31,043)	7,969
Net-of-tax amount
Equity transaction with noncontrolling interests and other			(6,503)
Foreign currency translation adjustments	4,622	434,638	(87,729)	(287,613)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	3,629	341,330	99,230	(22,256)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	289	27,177	30,098	(3,802)
Pension liability adjustments	208	19,565	(69,208)	15,785
Other comprehensive income (loss)	$ 8,748	¥ 822,710	¥ (34,112)	¥ (297,886)